Vessel Revenue, net and Voyage Expenses, Revenue from Charterers (Details) - Revenues [Member] - Customer Concentration Risk [Member]	5 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023
Customers Accounting for More than 10 Percent of Revenues [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	84.00%
Customer A [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	33.00%
Customer B [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	26.00%
Customer C [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	15.00%
Customer D [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	10.00%